General (Details Narrative) - ILS (₪) ₪ in Thousands			12 Months Ended
	Sep. 17, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2025	May 18, 2022
IfrsStatementLineItems [Line Items]
Inventories			₪ 243,000
Loss of profits from property, plant and equipment					₪ 4,589
Advances			81,500
Warrants in a private allocation		₪ 35,500		₪ 34,000
Number of shares issued				1,590,023
Consideration of agreements			651
Botanicos [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,261,345
Number of additional shares issued	2,252,317
Botanicos [Member] | Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	205,710
Number of additional shares issued	204,889
Biological assets [member]
IfrsStatementLineItems [Line Items]
Loss of profits from property, plant and equipment			6,000
Pharmacies [member]
IfrsStatementLineItems [Line Items]
Loss of profits from property, plant and equipment			₪ 2,000
Canndoc ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Cannolam ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Pharmazone ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%
Other Holdings [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			100.00%
Botanico Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Acquisition description	in the first stage, the Company will acquire 50% of Botanico’s share capital in consideration for 2,261,345 of the Company’s ordinary shares and 205,710 options in a private placement offering. In the second stage, pursuant to the share purchase agreement, within two years, the Company will complete the acquisition of the remaining 50% of Botanico’s share capital in consideration for an additional 2,252,317 of the Company’s ordinary shares and 204,889 options.
Cannasoul RD Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired						28.00%
Percentage of holding consideration.						51.00%